Basis of Preparation of the Consolidated Financial Statements - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail)	Mar. 31, 2017
Cofesur S.A. [member]
Disclosure of subsidiaries [line items]
Interest acquired	2.36%